Document and Entity Information	Nov. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	CRESTWOOD EQUITY PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-34664
Entity Tax Identification Number	43-1918951
Entity Address Address Line 1	8111 Westchester Drive
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001136352
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	811 Main Street
Entity Address Address Line 2	Suite 3400
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	832
Local Phone Number	519-2200
Common Units Representing Limited Partner Interests [Member]
Document Information [Line Items]
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	CEQP
Security Exchange Name	NYSE
Preferred Units Representing Limited Partner Interests [Member]
Document Information [Line Items]
Security 12b Title	Preferred Units Representing Limited Partner Interests
Trading Symbol	CEQP-P
Security Exchange Name	NYSE